UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2014

Annual Report

Deutsche Investments VIT Funds

(formerly DWS Investments VIT Funds)

Deutsche Equity 500 Index VIP

(formerly DWS Equity 500 Index VIP)

Contents
3 Performance Summary
4 Management Summary
4 Portfolio Summary
6 Investment Portfolio
15 Statement of Assets and Liabilities
16 Statement of Operations
16 Statement of Changes in Net Assets
18 Financial Highlights
20 Notes to Financial Statements
25 Report of Independent Registered Public Accounting Firm
26 Information About Your Fund's Expenses
27 Tax Information
27 Proxy Voting
28 Advisory Agreement Board Considerations and Fee Evaluation
31 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2014 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.34%, 0.59% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2014)
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,339	$17,307	$20,216	$20,437
	Average annual total return	13.39%	20.06%	15.12%	7.41%
S&P 500 Index	Growth of $10,000	$11,369	$17,460	$20,514	$20,947
	Average annual total return	13.69%	20.41%	15.45%	7.67%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,305	$17,181	$19,970	$19,932
	Average annual total return	13.05%	19.77%	14.84%	7.14%
S&P 500 Index	Growth of $10,000	$11,369	$17,460	$20,514	$20,947
	Average annual total return	13.69%	20.41%	15.45%	7.67%
Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$11,300	$17,119	$19,844	$19,106
	Average annual total return	13.00%	19.63%	14.69%	7.22%
S&P 500 Index	Growth of $10,000	$11,369	$17,460	$20,514	$20,383
	Average annual total return	13.69%	20.41%	15.45%	8.00%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through December 31, 2014, which is based on the performance period of the life of Class B2.

Management Summary December 31, 2014 (Unaudited)

The Fund returned 13.39% in 2014 (Class A shares, unadjusted for contract charges). Since the Fund’s investment strategy is to replicate the performance of the Standard & Poor’s 500® (S&P 500) Index before the deduction of expenses, the Fund’s return is normally close to the return of the index.1

The U.S. equity market performed very well in 2014, delivering a positive return for the sixth consecutive calendar year. A number of favorable factors came together to support performance, but the most important may have been the improvement in the economic outlook. After a brief, weather-related dip in the first three months of the year, U.S. economic growth accelerated to a 5% annual growth rate in the third quarter — the largest quarterly gain since 2003. Notably, this represented a level of growth well above that of other industrialized economies, particularly Europe and Japan. This above-average growth attracted capital from global investors, and the resulting inflows boosted performance for the types of large, liquid companies found in the S&P 500 Index.

Investors were also encouraged by the supportive nature of U.S. Federal Reserve Board (the Fed) policy. Although the Fed wound down the stimulative bond-buying program known as "quantitative easing,"2 investors remained confident that interest rates would stay near zero well into 2015. Together with the continued gains in corporate earnings, these factors helped drive the S&P 500 Index to a series of new all-time highs throughout the year — the most recent of which occurred during the final week of the reporting period.

Although investors continued to demonstrate a healthy appetite for risk, the two best-performing sectors were actually those typically thought of as being among the most defensive: utilities and health care. The robust showing of the rate-sensitive utilities sector reflected the surprisingly strong performance of the bond market. Health care stocks, for their part, were in high demand, as the above-average earnings gains and low degree of economic sensitivity for health care companies represented an attractive combination for many investors. The information technology, consumer staples and financial sectors delivered market-beating gains, as well.3

Energy was the market’s worst-performing sector by a wide margin due to the sharp decline in the price of oil. Materials stocks lagged the broader market as well, as slower global demand led to underperformance for metals and mining companies. The industrials, consumer discretionary and telecommunications services sectors also finished behind the broader index.4

We continue to follow a passive strategy designed to provide returns that approximate those of the benchmark.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

2 Quantitative easing entails the Fed’s purchase of government and other securities from the market in an effort to increase money supply.

3 Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs and household products.

4 The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/14	12/31/13

Common Stocks	99%	98%
Cash Equivalents	1%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/14	12/31/13

Information Technology	20%	19%
Financials	17%	16%
Health Care	14%	13%
Consumer Discretionary	12%	12%
Consumer Staples	10%	10%
Industrials	10%	11%
Energy	9%	10%
Utilities	3%	3%
Materials	3%	4%
Telecommunication Services	2%	2%
	100%	100%

Ten Largest Equity Holdings (17.8% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.5%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	2.1%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	2.1%
4. Google, Inc. Provides a Web-based search engine for the Internet	1.6%
5. Johnson & Johnson Provider of health care products	1.6%
6. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.5%
7. Wells Fargo & Co. A diversified financial services company	1.4%
8. General Electric Co. Diversified technology, media and financial services company	1.4%
9. Procter & Gamble Co. Manufacturer of diversified consumer products	1.3%
10. JPMorgan Chase & Co. Provider of global financial services	1.3%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2014
	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 12.0%
Auto Components 0.4%
BorgWarner, Inc.	7,846	431,138
Delphi Automotive PLC	10,291	748,361
Goodyear Tire & Rubber Co.	9,248	264,215
Johnson Controls, Inc.	22,887	1,106,358
		2,550,072
Automobiles 0.7%
Ford Motor Co.	133,133	2,063,562
General Motors Co.	46,673	1,629,354
Harley-Davidson, Inc.	7,440	490,370
		4,183,286
Distributors 0.1%
Genuine Parts Co.	5,307	565,567
Diversified Consumer Services 0.0%
H&R Block, Inc.	9,330	314,235
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	15,428	699,351
Chipotle Mexican Grill, Inc.*	1,062	726,950
Darden Restaurants, Inc.	4,667	273,626
Marriott International, Inc. "A"	7,323	571,414
McDonald's Corp.	33,560	3,144,572
Royal Caribbean Cruises Ltd.	5,722	471,664
Starbucks Corp.	25,792	2,116,234
Starwood Hotels & Resorts Worldwide, Inc.	6,129	496,878
Wyndham Worldwide Corp.	4,256	364,995
Wynn Resorts Ltd.	2,807	417,569
Yum! Brands, Inc.	15,098	1,099,889
		10,383,142
Household Durables 0.4%
D.R. Horton, Inc.	11,146	281,882
Garmin Ltd. (a)	4,174	220,513
Harman International Industries, Inc.	2,402	256,318
Leggett & Platt, Inc.	4,843	206,360
Lennar Corp. "A" (a)	6,214	278,449
Mohawk Industries, Inc.*	2,153	334,490
Newell Rubbermaid, Inc.	9,176	349,514
PulteGroup, Inc.	11,579	248,485
Whirlpool Corp.	2,657	514,767
		2,690,778
Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	13,094	4,063,723
Expedia, Inc.	3,349	285,871
Netflix, Inc.*	2,063	704,741
The Priceline Group, Inc.*	1,812	2,066,060
TripAdvisor, Inc.*	3,798	283,559
		7,403,954
Leisure Products 0.1%
Hasbro, Inc. (a)	3,917	215,396
Mattel, Inc.	11,756	363,789
		579,185
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	7,460	153,975
CBS Corp. "B"	16,408	908,019
	Shares	Value ($)

Comcast Corp. "A"	88,799	5,151,230
DIRECTV*	17,369	1,505,892
Discovery Communications, Inc. "A"*	5,163	177,865
Discovery Communications, Inc. "C"*	9,249	311,876
Gannett Co., Inc.	7,715	246,340
Interpublic Group of Companies, Inc.	14,377	298,610
News Corp. "A"*	16,916	265,412
Omnicom Group, Inc.	8,610	667,017
Scripps Networks Interactive, Inc. "A"	3,444	259,230
Time Warner Cable, Inc.	9,682	1,472,245
Time Warner, Inc.	28,918	2,470,176
Twenty-First Century Fox, Inc. "A" (a)	63,975	2,456,960
Viacom, Inc. "B"	12,777	961,469
Walt Disney Co.	53,821	5,069,400
		22,375,716
Multiline Retail 0.7%
Dollar General Corp.*	10,407	735,775
Dollar Tree, Inc.*	7,160	503,921
Family Dollar Stores, Inc.	3,242	256,799
Kohl's Corp.	6,967	425,265
Macy's, Inc.	11,927	784,200
Nordstrom, Inc.	4,884	387,741
Target Corp.	21,977	1,668,274
		4,761,975
Specialty Retail 2.4%
AutoNation, Inc.*	2,519	152,173
AutoZone, Inc.*	1,098	679,783
Bed Bath & Beyond, Inc.*	6,353	483,908
Best Buy Co., Inc.	10,142	395,335
CarMax, Inc.*	7,439	495,289
GameStop Corp. "A" (a)	3,820	129,116
Home Depot, Inc.	45,449	4,770,782
L Brands, Inc.	8,437	730,222
Lowe's Companies, Inc.	33,571	2,309,685
O'Reilly Automotive, Inc.*	3,491	672,436
PetSmart, Inc.	3,456	280,955
Ross Stores, Inc.	7,267	684,987
Staples, Inc. (a)	21,950	397,734
The Gap, Inc.	9,298	391,539
Tiffany & Co.	3,884	415,044
TJX Companies, Inc.	23,791	1,631,587
Tractor Supply Co.	4,613	363,597
Urban Outfitters, Inc.*	3,551	124,747
		15,108,919
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	9,540	358,322
Fossil Group, Inc.*	1,595	176,630
Michael Kors Holdings Ltd.*	7,147	536,740
NIKE, Inc. "B"	24,016	2,309,139
PVH Corp.	2,794	358,107
Ralph Lauren Corp.	2,067	382,726
Under Armour, Inc. "A"*	5,847	397,011
VF Corp.	11,850	887,565
		5,406,240
	Shares	Value ($)

Consumer Staples 9.7%
Beverages 2.1%
Brown-Forman Corp. "B"	5,374	472,052
Coca-Cola Co.	135,948	5,739,725
Coca-Cola Enterprises, Inc.	7,579	335,143
Constellation Brands, Inc. "A"*	5,771	566,539
Dr. Pepper Snapple Group, Inc.	6,639	475,884
Molson Coors Brewing Co. "B"	5,452	406,283
Monster Beverage Corp.*	5,023	544,242
PepsiCo, Inc.	51,720	4,890,643
		13,430,511
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	15,141	2,146,237
CVS Health Corp.	39,537	3,807,808
Kroger Co.	17,004	1,091,827
Safeway, Inc.	7,819	274,603
Sysco Corp. (a)	20,390	809,279
Wal-Mart Stores, Inc.	54,460	4,677,025
Walgreens Boots Alliance, Inc.	29,998	2,285,848
Whole Foods Market, Inc.	12,288	619,561
		15,712,188
Food Products 1.6%
Archer-Daniels-Midland Co.	22,174	1,153,048
Campbell Soup Co.	6,071	267,124
ConAgra Foods, Inc.	14,511	526,459
General Mills, Inc.	20,819	1,110,277
Hormel Foods Corp.	4,569	238,045
Kellogg Co.	8,717	570,440
Keurig Green Mountain, Inc.	4,181	553,544
Kraft Foods Group, Inc.	20,428	1,280,019
McCormick & Co., Inc.	4,488	333,458
Mead Johnson Nutrition Co.	7,028	706,595
Mondelez International, Inc. "A"	57,895	2,103,036
The Hershey Co.	5,081	528,068
The JM Smucker Co.	3,450	348,381
Tyson Foods, Inc. "A"	10,006	401,141
		10,119,635
Household Products 2.0%
Clorox Co.	4,472	466,027
Colgate-Palmolive Co.	29,636	2,050,515
Kimberly-Clark Corp.	12,828	1,482,147
Procter & Gamble Co.	93,138	8,483,940
		12,482,629
Personal Products 0.1%
Avon Products, Inc.	15,299	143,658
Estee Lauder Companies, Inc. "A"	7,706	587,197
		730,855
Tobacco 1.4%
Altria Group, Inc.	68,302	3,365,239
Lorillard, Inc.	12,352	777,435
Philip Morris International, Inc.	53,596	4,365,394
Reynolds American, Inc.	10,577	679,784
		9,187,852
Energy 8.3%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	14,945	837,966
Cameron International Corp.*	6,886	343,956
Diamond Offshore Drilling, Inc. (a)	2,425	89,022
Ensco PLC "A"	8,056	241,277
FMC Technologies, Inc.*	7,965	373,081
Halliburton Co.	29,203	1,148,554
	Shares	Value ($)

Helmerich & Payne, Inc.	3,678	247,971
Nabors Industries Ltd.	9,953	129,190
National Oilwell Varco, Inc.	14,765	967,550
Noble Corp. PLC	8,955	148,384
Schlumberger Ltd.	44,335	3,786,652
Transocean Ltd. (a)	11,756	215,488
		8,529,091
Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	17,536	1,446,720
Apache Corp.	12,918	809,571
Cabot Oil & Gas Corp.	14,213	420,847
Chesapeake Energy Corp.	17,591	344,256
Chevron Corp.	65,153	7,308,864
Cimarex Energy Co.	3,064	324,784
ConocoPhillips	42,564	2,939,470
CONSOL Energy, Inc.	7,781	263,076
Denbury Resources, Inc.	12,040	97,885
Devon Energy Corp.	13,201	808,033
EOG Resources, Inc.	18,938	1,743,622
EQT Corp.	5,206	394,094
Exxon Mobil Corp.	146,074	13,504,541
Hess Corp.	8,796	649,321
Kinder Morgan, Inc.	58,640	2,481,058
Marathon Oil Corp.	23,177	655,677
Marathon Petroleum Corp.	9,723	877,598
Murphy Oil Corp.	5,692	287,560
Newfield Exploration Co.*	4,778	129,579
Noble Energy, Inc.	12,359	586,187
Occidental Petroleum Corp.	26,750	2,156,317
ONEOK, Inc.	7,144	355,700
Phillips 66	19,181	1,375,278
Pioneer Natural Resources Co.	5,160	768,066
QEP Resources, Inc.	5,763	116,528
Range Resources Corp.	5,731	306,322
Southwestern Energy Co.*	12,241	334,057
Spectra Energy Corp.	23,022	835,699
Tesoro Corp.	4,305	320,077
Valero Energy Corp.	17,863	884,218
Williams Companies, Inc.	23,368	1,050,158
		44,575,163
Financials 16.5%
Banks 6.0%
Bank of America Corp.	362,748	6,489,562
BB&T Corp.	24,676	959,650
Citigroup, Inc.	104,508	5,654,928
Comerica, Inc.	6,228	291,720
Fifth Third Bancorp.	28,587	582,460
Huntington Bancshares, Inc.	28,361	298,358
JPMorgan Chase & Co.	128,828	8,062,056
KeyCorp	29,926	415,971
M&T Bank Corp.	4,516	567,300
PNC Financial Services Group, Inc.	18,182	1,658,744
Regions Financial Corp.	47,031	496,647
SunTrust Banks, Inc.	17,925	751,057
U.S. Bancorp.	61,814	2,778,539
Wells Fargo & Co.	162,739	8,921,352
Zions Bancorp.	7,071	201,594
		38,129,938
Capital Markets 2.3%
Affiliated Managers Group, Inc.*	1,927	408,987
Ameriprise Financial, Inc.	6,324	836,349
	Shares	Value ($)

Bank of New York Mellon Corp.	38,790	1,573,710
BlackRock, Inc.	4,385	1,567,901
Charles Schwab Corp.	39,365	1,188,429
E*TRADE Financial Corp.*	10,199	247,377
Franklin Resources, Inc.	13,511	748,104
Invesco Ltd.	14,733	582,248
Legg Mason, Inc.	3,511	187,382
Morgan Stanley	52,523	2,037,892
Northern Trust Corp.	8,044	542,166
State Street Corp.	14,346	1,126,161
T. Rowe Price Group, Inc.	8,980	771,023
The Goldman Sachs Group, Inc.	13,970	2,707,805
		14,525,534
Consumer Finance 0.9%
American Express Co.	30,699	2,856,235
Capital One Financial Corp.	19,095	1,576,292
Discover Financial Services	15,649	1,024,853
Navient Corp.	13,962	301,719
		5,759,099
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"*	62,870	9,439,931
CME Group, Inc.	10,966	972,136
Intercontinental Exchange, Inc.	3,891	853,258
Leucadia National Corp.	10,989	246,373
McGraw Hill Financial, Inc.	9,296	827,158
Moody's Corp.	6,378	611,076
The NASDAQ OMX Group, Inc.	4,095	196,396
		13,146,328
Insurance 2.7%
ACE Ltd.	11,403	1,309,977
Aflac, Inc.	15,548	949,827
Allstate Corp.	14,477	1,017,009
American International Group, Inc.	48,325	2,706,683
Aon PLC	9,836	932,748
Assurant, Inc.	2,388	163,411
Chubb Corp.	8,130	841,211
Cincinnati Financial Corp.	4,960	257,077
Genworth Financial, Inc. "A"*	16,699	141,942
Hartford Financial Services Group, Inc.	14,961	623,724
Lincoln National Corp.	8,914	514,070
Loews Corp.	10,257	430,999
Marsh & McLennan Companies, Inc.	18,676	1,069,014
MetLife, Inc.	39,185	2,119,517
Principal Financial Group, Inc.	9,540	495,508
Progressive Corp.	18,447	497,885
Prudential Financial, Inc.	15,790	1,428,363
The Travelers Companies, Inc.	11,446	1,211,559
Torchmark Corp.	4,501	243,819
Unum Group	8,872	309,455
XL Group PLC	8,786	301,975
		17,565,773
Real Estate Investment Trusts 2.3%
American Tower Corp. (REIT)	13,728	1,357,013
Apartment Investment & Management Co. "A" (REIT)	5,161	191,731
AvalonBay Communities, Inc. (REIT)	4,515	737,706
Boston Properties, Inc. (REIT)	5,330	685,918
Crown Castle International Corp. (REIT)	11,465	902,295
Equity Residential (REIT)	12,440	893,690
	Shares	Value ($)

Essex Property Trust, Inc. (REIT)	2,238	462,371
General Growth Properties, Inc. (REIT)	21,590	607,327
HCP, Inc. (REIT)	15,937	701,706
Health Care REIT, Inc. (REIT)	11,348	858,703
Host Hotels & Resorts, Inc. (REIT)	26,289	624,890
Iron Mountain, Inc. (REIT)	6,484	250,671
Kimco Realty Corp. (REIT)	14,023	352,538
Plum Creek Timber Co., Inc. (REIT)	5,994	256,483
Prologis, Inc. (REIT)	17,117	736,544
Public Storage (REIT)	4,981	920,738
Simon Property Group, Inc. (REIT)	10,691	1,946,938
The Macerich Co. (REIT)	4,803	400,618
Ventas, Inc. (REIT)	10,071	722,091
Vornado Realty Trust (REIT)	6,068	714,264
Weyerhaeuser Co. (REIT)	18,039	647,420
		14,971,655
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	9,494	325,169
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	16,672	168,721
People's United Financial, Inc.	10,978	166,646
		335,367
Health Care 14.1%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	6,859	1,269,121
Amgen, Inc.	26,223	4,177,062
Biogen Idec, Inc.*	8,143	2,764,141
Celgene Corp.*	27,553	3,082,078
Gilead Sciences, Inc.*	52,018	4,903,217
Regeneron Pharmaceuticals, Inc.*	2,562	1,051,060
Vertex Pharmaceuticals, Inc.*	8,292	985,090
		18,231,769
Health Care Equipment & Supplies 2.2%
Abbott Laboratories	51,946	2,338,609
Baxter International, Inc.	18,766	1,375,360
Becton, Dickinson & Co.	6,586	916,508
Boston Scientific Corp.*	46,021	609,778
C.R. Bard, Inc.	2,590	431,546
CareFusion Corp.*	6,936	411,582
Covidien PLC	15,625	1,598,125
DENTSPLY International, Inc.	4,781	254,684
Edwards Lifesciences Corp.*	3,663	466,593
Intuitive Surgical, Inc.*	1,257	664,877
Medtronic, Inc. (a)	33,956	2,451,623
St. Jude Medical, Inc.	9,891	643,212
Stryker Corp.	10,275	969,241
Varian Medical Systems, Inc.*	3,379	292,317
Zimmer Holdings, Inc.	5,864	665,095
		14,089,150
Health Care Providers & Services 2.3%
Aetna, Inc.	12,181	1,082,038
AmerisourceBergen Corp.	7,177	647,078
Anthem, Inc.	9,320	1,171,244
Cardinal Health, Inc.	11,411	921,210
Cigna Corp.	9,067	933,085
DaVita HealthCare Partners, Inc.*	5,869	444,518
Express Scripts Holding Co.*	25,320	2,143,844
Humana, Inc.	5,279	758,223
Laboratory Corp. of America Holdings*	2,896	312,478
McKesson Corp.	8,013	1,663,339
	Shares	Value ($)

Patterson Companies, Inc.	2,906	139,779
Quest Diagnostics, Inc.	4,922	330,069
Tenet Healthcare Corp.* (a)	3,403	172,430
UnitedHealth Group, Inc.	33,106	3,346,686
Universal Health Services, Inc. "B"	3,088	343,571
		14,409,592
Health Care Technology 0.1%
Cerner Corp.*	10,436	674,792
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	11,409	467,085
PerkinElmer, Inc.	3,988	174,395
Thermo Fisher Scientific, Inc.	13,798	1,728,751
Waters Corp.*	2,898	326,663
		2,696,894
Pharmaceuticals 6.2%
AbbVie, Inc.	54,943	3,595,470
Actavis PLC*	9,142	2,353,242
Allergan, Inc.	10,273	2,183,937
Bristol-Myers Squibb Co.	57,202	3,376,634
Eli Lilly & Co.	33,736	2,327,447
Hospira, Inc.*	5,873	359,721
Johnson & Johnson	96,526	10,093,724
Mallinckrodt PLC*	4,016	397,704
Merck & Co., Inc.	98,309	5,582,968
Mylan, Inc.*	12,842	723,904
Perrigo Co. PLC	4,860	812,398
Pfizer, Inc.	217,166	6,764,721
Zoetis, Inc.	17,212	740,632
		39,312,502
Industrials 10.3%
Aerospace & Defense 2.6%
Boeing Co.	22,865	2,971,993
General Dynamics Corp.	10,900	1,500,058
Honeywell International, Inc.	26,983	2,696,141
L-3 Communications Holdings, Inc.	2,936	370,553
Lockheed Martin Corp.	9,257	1,782,621
Northrop Grumman Corp.	6,965	1,026,571
Precision Castparts Corp.	4,924	1,186,093
Raytheon Co.	10,663	1,153,417
Rockwell Collins, Inc.	4,632	391,311
Textron, Inc.	9,409	396,213
United Technologies Corp.	29,184	3,356,160
		16,831,131
Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	5,111	382,763
Expeditors International of Washington, Inc.	6,621	295,363
FedEx Corp.	9,109	1,581,869
United Parcel Service, Inc. "B"	23,997	2,667,746
		4,927,741
Airlines 0.4%
Delta Air Lines, Inc.	28,978	1,425,428
Southwest Airlines Co.	23,453	992,531
		2,417,959
Building Products 0.1%
Allegion PLC	3,385	187,732
Masco Corp.	12,129	305,651
		493,383
	Shares	Value ($)

Commercial Services & Supplies 0.4%
ADT Corp. (a)	6,069	219,880
Cintas Corp.	3,349	262,695
Pitney Bowes, Inc.	7,122	173,563
Republic Services, Inc.	8,839	355,770
Stericycle, Inc.*	2,918	382,491
Tyco International PLC	14,358	629,742
Waste Management, Inc.	14,602	749,375
		2,773,516
Construction & Engineering 0.1%
Fluor Corp.	5,365	325,280
Jacobs Engineering Group, Inc.*	4,653	207,943
Quanta Services, Inc.*	7,411	210,398
		743,621
Electrical Equipment 0.6%
AMETEK, Inc.	8,443	444,355
Eaton Corp. PLC	16,338	1,110,330
Emerson Electric Co.	23,961	1,479,113
Rockwell Automation, Inc.	4,718	524,642
		3,558,440
Industrial Conglomerates 2.3%
3M Co.	22,107	3,632,622
Danaher Corp.	21,108	1,809,167
General Electric Co.	346,457	8,754,968
Roper Industries, Inc.	3,432	536,593
		14,733,350
Machinery 1.5%
Caterpillar, Inc.	20,905	1,913,435
Cummins, Inc.	5,877	847,287
Deere & Co.	12,292	1,087,473
Dover Corp.	5,672	406,796
Flowserve Corp.	4,724	282,637
Illinois Tool Works, Inc.	12,386	1,172,954
Ingersoll-Rand PLC	9,153	580,209
Joy Global, Inc.	3,344	155,563
PACCAR, Inc.	12,168	827,546
Pall Corp.	3,725	377,007
Parker-Hannifin Corp.	5,092	656,613
Pentair PLC	6,417	426,217
Snap-on, Inc.	1,966	268,831
Stanley Black & Decker, Inc.	5,365	515,469
Xylem, Inc.	6,289	239,422
		9,757,459
Professional Services 0.2%
Dun & Bradstreet Corp.	1,228	148,539
Equifax, Inc.	4,169	337,147
Nielsen NV	11,199	500,931
Robert Half International, Inc.	4,643	271,058
		1,257,675
Road & Rail 1.1%
CSX Corp.	34,278	1,241,892
Kansas City Southern	3,788	462,250
Norfolk Southern Corp.	10,616	1,163,620
Ryder System, Inc.	1,878	174,372
Union Pacific Corp.	30,654	3,651,811
		6,693,945
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,429	448,443
United Rentals, Inc.*	3,448	351,731
W.W. Grainger, Inc.	2,080	530,171
		1,330,345
	Shares	Value ($)

Information Technology 19.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	176,310	4,904,063
F5 Networks, Inc.*	2,498	325,902
Harris Corp.	3,625	260,347
Juniper Networks, Inc.	13,304	296,945
Motorola Solutions, Inc.	7,300	489,684
QUALCOMM, Inc.	57,334	4,261,636
		10,538,577
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	10,749	578,404
Corning, Inc.	44,321	1,016,281
FLIR Systems, Inc.	4,943	159,708
TE Connectivity Ltd.	14,054	888,915
		2,643,308
Internet Software & Services 3.2%
Akamai Technologies, Inc.*	6,122	385,441
eBay, Inc.*	38,992	2,188,231
Facebook, Inc. "A"*	72,104	5,625,554
Google, Inc. "A"*	9,831	5,216,919
Google, Inc. "C"*	9,822	5,170,301
VeriSign, Inc.* (a)	3,708	211,356
Yahoo!, Inc.*	30,388	1,534,898
		20,332,700
IT Services 3.3%
Accenture PLC "A"	21,654	1,933,919
Alliance Data Systems Corp.*	2,193	627,308
Automatic Data Processing, Inc.	16,624	1,385,943
Cognizant Technology Solutions Corp. "A"*	21,097	1,110,968
Computer Sciences Corp.	4,785	301,694
Fidelity National Information Services, Inc.	9,869	613,852
Fiserv, Inc.*	8,360	593,309
International Business Machines Corp.	31,740	5,092,365
MasterCard, Inc. "A"	33,776	2,910,140
Paychex, Inc.	11,200	517,104
Teradata Corp.*	5,126	223,904
Total System Services, Inc.	5,802	197,036
Visa, Inc. "A"	16,841	4,415,710
Western Union Co. (a)	18,103	324,225
Xerox Corp.	37,190	515,453
		20,762,930
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	10,639	393,005
Analog Devices, Inc.	10,784	598,728
Applied Materials, Inc.	41,821	1,042,179
Avago Technologies Ltd.	8,765	881,671
Broadcom Corp. "A"	18,456	799,699
First Solar, Inc.*	2,629	117,240
Intel Corp.	166,686	6,049,035
KLA-Tencor Corp.	5,729	402,863
Lam Research Corp.	5,405	428,833
Linear Technology Corp.	8,350	380,760
Microchip Technology, Inc. (a)	6,805	306,974
Micron Technology, Inc.*	37,123	1,299,676
NVIDIA Corp.	17,922	359,336
Texas Instruments, Inc.	36,308	1,941,207
Xilinx, Inc.	9,168	396,883
		15,398,089
	Shares	Value ($)

Software 3.8%
Adobe Systems, Inc.*	16,393	1,191,771
Autodesk, Inc.*	7,809	469,009
CA, Inc.	11,027	335,772
Citrix Systems, Inc.*	5,632	359,322
Electronic Arts, Inc.*	10,635	500,005
Intuit, Inc.	9,875	910,376
Microsoft Corp.	284,203	13,201,229
Oracle Corp.	111,599	5,018,607
Red Hat, Inc.*	6,522	450,931
Salesforce.com, Inc.*	20,230	1,199,841
Symantec Corp.	23,994	615,566
		24,252,429
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	202,241	22,323,362
EMC Corp.	70,193	2,087,540
Hewlett-Packard Co.	64,374	2,583,329
NetApp, Inc.	10,878	450,893
SanDisk Corp.	7,574	742,100
Seagate Technology PLC	11,209	745,398
Western Digital Corp.	7,553	836,117
		29,768,739
Materials 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	6,674	962,591
Airgas, Inc.	2,369	272,861
CF Industries Holdings, Inc.	1,696	462,228
Dow Chemical Co.	38,234	1,743,853
E.I. du Pont de Nemours & Co.	31,236	2,309,590
Eastman Chemical Co.	5,103	387,114
Ecolab, Inc.	9,262	968,064
FMC Corp.	4,501	256,692
International Flavors & Fragrances, Inc.	2,760	279,754
LyondellBasell Industries NV "A"	14,337	1,138,214
Monsanto Co.	16,714	1,996,822
PPG Industries, Inc.	4,739	1,095,420
Praxair, Inc.	10,031	1,299,616
Sigma-Aldrich Corp.	4,113	564,591
The Mosaic Co.	10,821	493,979
The Sherwin-Williams Co.	2,804	737,564
		14,968,953
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	2,118	233,657
Vulcan Materials Co.	4,630	304,330
		537,987
Containers & Packaging 0.2%
Avery Dennison Corp.	3,169	164,408
Ball Corp.	4,608	314,127
MeadWestvaco Corp.	5,843	259,371
Owens-Illinois, Inc.*	5,819	157,055
Sealed Air Corp.	7,398	313,897
		1,208,858
Metals & Mining 0.4%
Alcoa, Inc.	40,399	637,900
Allegheny Technologies, Inc.	3,795	131,952
Freeport-McMoRan, Inc.	35,674	833,345
Newmont Mining Corp.	17,126	323,682
Nucor Corp.	11,107	544,798
		2,471,677
	Shares	Value ($)

Paper & Forest Products 0.1%
International Paper Co.	14,660	785,483
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc. (a)	178,961	6,011,300
CenturyLink, Inc.	19,552	773,868
Frontier Communications Corp. (a)	35,160	234,517
Level 3 Communications, Inc.*	9,540	471,085
Verizon Communications, Inc.	143,122	6,695,247
Windstream Holdings, Inc. (a)	20,911	172,307
		14,358,324
Utilities 3.2%
Electric Utilities 1.8%
American Electric Power Co., Inc.	16,799	1,020,035
Duke Energy Corp.	24,418	2,039,880
Edison International	11,333	742,085
Entergy Corp.	6,168	539,577
Exelon Corp.	29,830	1,106,096
FirstEnergy Corp.	14,427	562,509
NextEra Energy, Inc.	15,100	1,604,979
Northeast Utilities	10,876	582,084
Pepco Holdings, Inc.	8,908	239,892
Pinnacle West Capital Corp.	3,728	254,660
PPL Corp.	22,816	828,905
Southern Co.	31,027	1,523,736
Xcel Energy, Inc.	17,260	619,979
		11,664,417
Gas Utilities 0.1%
AGL Resources, Inc.	4,196	228,724
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	22,517	310,059
NRG Energy, Inc.	11,742	316,447
		626,506
Multi-Utilities 1.2%
Ameren Corp.	8,305	383,110
CenterPoint Energy, Inc.	14,705	344,538
CMS Energy Corp.	9,428	327,623
	Shares	Value ($)

Consolidated Edison, Inc.	10,176	671,718
Dominion Resources, Inc.	20,181	1,551,919
DTE Energy Co.	6,116	528,239
Integrys Energy Group, Inc.	2,820	219,537
NiSource, Inc.	10,825	459,196
PG&E Corp.	16,428	874,627
Public Service Enterprise Group, Inc.	17,333	717,759
SCANA Corp.	4,990	301,396
Sempra Energy	7,937	883,864
TECO Energy, Inc.	8,133	166,645
Wisconsin Energy Corp. (a)	7,763	409,420
		7,839,591
Total Common Stocks (Cost $363,043,281)		629,170,412

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.023%**, 4/30/2015 (b) (Cost $699,948)	700,000	699,897

	Shares	Value ($)

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $6,459,210)	6,459,210	6,459,210

Cash Equivalents 1.0%
Central Cash Management Fund, 0.06% (c) (Cost $6,726,547)	6,726,547	6,726,547

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $376,928,986)†	101.0	643,056,066
Other Assets and Liabilities, Net	(1.0)	(6,634,207)
Net Assets	100.0	636,421,859

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $389,517,165. At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $253,538,901. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $275,639,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,100,771.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $6,229,307, which is 1% of net assets.

(b) At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

S&P: Standard & Poor's

At December 31, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	3/20/2015	79	8,106,980	135,739

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$629,170,412	$—	$—	$629,170,412
Government & Agency Obligation	—	699,897	—	699,897
Short-Term Investments (e)	13,185,757	—	—	13,185,757
Derivatives (f) Futures Contracts	135,739	—	—	135,739
Total	$642,491,908	$699,897	$—	$643,191,805

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2014
Assets
Investments: Investments in non-affiliated securities, at value (cost $363,743,229) — including $6,229,307 of securities loaned	$629,870,309
Investment in Daily Assets Fund Institutional (cost $6,459,210)*	6,459,210
Investment in Central Cash Management Fund (cost $6,726,547)	6,726,547
Total investments in securities, at value (cost $376,928,986)	643,056,066
Cash	15,751
Receivable for Fund shares sold	1,042
Dividends receivable	842,364
Interest receivable	3,506
Other assets	10,027
Total assets	643,928,756
Liabilities
Payable upon return of securities loaned	6,459,210
Payable for Fund shares redeemed	666,734
Payable for variation margin on futures contracts	96,498
Accrued management fee	98,726
Accrued Trustees' fees	6,608
Other accrued expenses and payables	179,121
Total liabilities	7,506,897
Net assets, at value	$636,421,859
Net Assets Consist of
Undistributed net investment income	10,218,649
Net unrealized appreciation (depreciation) on: Investments	266,127,080
Futures	135,739
Accumulated net realized gain (loss)	15,974,061
Paid-in capital	343,966,330
Net assets, at value	$636,421,859
Class A Net Asset Value, offering and redemption price per share ($610,486,594 ÷ 29,911,141 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.41
Class B Net Asset Value, offering and redemption price per share ($6,891,701 ÷ 337,768 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.40
Class B2 Net Asset Value, offering and redemption price per share ($19,043,564 ÷ 933,560 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.40

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2014
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,451)	$12,486,854
Interest	168
Income distributions — Central Cash Management Fund	3,160
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	29,704
Total income	12,519,886
Expenses: Management fee	1,232,183
Administration fee	616,092
Services to shareholders	7,454
Record keeping fee (Class B and Class B2)	29,923
Distribution service fees (Class B and Class B2)	61,472
Custodian fee	40,675
Professional fees	84,130
Reports to shareholders	53,617
Trustees' fees and expenses	26,159
Other	34,174
Total expenses before expense reductions	2,185,879
Expense reductions	(71,551)
Total expenses after expense reductions	2,114,328
Net investment income (loss)	10,405,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	27,702,350
Futures	1,474,816
29,177,166
Change in net unrealized appreciation (depreciation) on: Investments	37,746,905
Futures	(130,619)
37,616,286
Net gain (loss)	66,793,452
Net increase (decrease) in net assets resulting from operations	$77,199,010

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income (loss)	$10,405,558	$11,638,966
Net realized gain (loss)	29,177,166	96,448,640
Change in net unrealized appreciation (depreciation)	37,616,286	87,938,875
Net increase (decrease) in net assets resulting from operations	77,199,010	196,026,481
Distributions to shareholders from: Net investment income: Class A	(11,057,697)	(13,318,863)
Class B	(84,385)	(787,551)
Class B2	(287,223)	(282,229)
Net realized gains: Class A	(19,839,875)	(15,821,037)
Class B	(173,737)	(1,084,819)
Class B2	(647,089)	(427,037)
Total distributions	(32,090,006)	(31,721,536)
Fund share transactions: Class A Proceeds from shares sold	27,216,371	35,505,952
Reinvestment of distributions	30,897,572	29,139,900
Cost of shares redeemed	(91,182,781)	(86,833,091)
In-kind redemptions	—	(198,780,061)
Net increase (decrease) in net assets from Class A share transactions	(33,068,838)	(220,967,300)
Class B Proceeds from shares sold	2,195,802	1,863,922
Reinvestment of distributions	258,122	1,872,370
Cost of shares redeemed	(865,375)	(6,660,194)
In-kind redemptions	—	(45,503,334)
Net increase (decrease) in net assets from Class B share transactions	1,588,549	(48,427,236)
Class B2 Proceeds from shares sold	926,523	965,536
Reinvestment of distributions	934,312	709,266
Cost of shares redeemed	(4,285,608)	(4,662,986)
Net increase (decrease) in net assets from Class B2 share transactions	(2,424,773)	(2,988,184)
Increase (decrease) in net assets	11,203,942	(108,077,775)
Net assets at beginning of period	625,217,917	733,295,692
Net assets at end of period (including undistributed net investment income of $10,218,649 and $11,352,137, respectively)	$636,421,859	$625,217,917

The accompanying notes are an integral part of the financial statements.

	Years Ended December 31,
Other Information	2014	2013
Class A Shares outstanding at beginning of period	31,567,788	44,517,365
Shares sold	1,399,940	2,109,689
Shares issued to shareholders in reinvestment of distributions	1,693,946	1,809,932
Shares redeemed	(4,750,533)	(5,155,582)
In-kind redemptions	—	(11,713,616)
Net increase (decrease) in Class A shares	(1,656,647)	(12,949,577)
Shares outstanding at end of period	29,911,141	31,567,788
Class B Shares outstanding at beginning of period	255,427	3,108,562
Shares sold	112,884	113,444
Shares issued to shareholders in reinvestment of distributions	14,128	116,152
Shares redeemed	(44,671)	(402,912)
In-kind redemptions	—	(2,679,819)
Net increase (decrease) in Class B shares	82,341	(2,853,135)
Shares outstanding at end of period	337,768	255,427
Class B2 Shares outstanding at beginning of period	1,058,904	1,234,243
Shares sold	47,260	55,093
Shares issued to shareholders in reinvestment of distributions	51,111	43,999
Shares redeemed	(223,715)	(274,431)
Net increase (decrease) in Class B2 shares	(125,344)	(175,339)
Shares outstanding at end of period	933,560	1,058,904

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2014		2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$19.01		$15.01		$13.20	$13.17	$11.68
Income (loss) from investment operations: Net investment income (loss)a	.33		.30		.28	.23	.21
Net realized and unrealized gain (loss)	2.10		4.37		1.78	.03	1.51
Total from investment operations	2.43		4.67		2.06	.26	1.72
Less distributions from: Net investment income	(.37)		(.31)		(.25)	(.23)	(.23)
Net realized gains on investment transactions	(.66)		(.36)		—	—	—
Total distributions	(1.03)		(.67)		(.25)	(.23)	(.23)
Net asset value, end of period	$20.41		$19.01		$15.01	$13.20	$13.17
Total Return (%)	13.39	b	31.93	b	15.70	1.83	14.70
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	610		600		668	632	699
Ratio of expenses before expense reductions (%)	.34		.34		.35	.33	.33
Ratio of expenses after expense reductions (%)	.33		.34		.35	.33	.33
Ratio of net investment income (loss) (%)	1.70		1.76		1.95	1.74	1.74
Portfolio turnover rate (%)	3		4	c	4	6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

	Years Ended December 31,
Class B	2014		2013		2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$19.01		$15.00		$13.19	$13.17	$11.68
Income (loss) from investment operations: Net investment income (loss)a	.28		.34		.25	.20	.18
Net realized and unrealized gain (loss)	2.09		4.29		1.78	.01	1.51
Total from investment operations	2.37		4.63		2.03	.21	1.69
Less distributions from: Net investment income	(.32)		(.26)		(.22)	(.19)	(.20)
Net realized gains on investment transactions	(.66)		(.36)		—	—	—
Total distributions	(.98)		(.62)		(.22)	(.19)	(.20)
Net asset value, end of period	$20.40		$19.01		$15.00	$13.19	$13.17
Total Return (%)	13.05	b	31.68	b	15.42	1.50	14.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		5		47	45	53
Ratio of expenses before expense reductions (%)	.62		.59		.60	.58	.58
Ratio of expenses after expense reductions (%)	.58		.58		.60	.58	.58
Ratio of net investment income (loss) (%)	1.45		2.11		1.70	1.49	1.49
Portfolio turnover rate (%)	3		4	c	4	6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

	Years Ended December 31,
Class B2	2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$18.99		$14.99		$13.18		$13.15	$11.67
Income (loss) from investment operations: Net investment income (loss)a	.27		.23		.22		.18	.16
Net realized and unrealized gain (loss)	2.09		4.37		1.78		.02	1.50
Total from investment operations	2.36		4.60		2.00		.20	1.66
Less distributions from: Net investment income	(.29)		(.24)		(.19)		(.17)	(.18)
Net realized gains on investment transactions	(.66)		(.36)		—		—	—
Total distributions	(.95)		(.60)		(.19)		(.17)	(.18)
Net asset value, end of period	$20.40		$18.99		$14.99		$13.18	$13.15
Total Return (%)	13.00	b	31.44	b	15.26	b	1.43	14.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		20		19		18	20
Ratio of expenses before expense reductions (%)	.74		.74		.75		.73	.73
Ratio of expenses after expense reductions (%)	.68		.72		.74		.73	.73
Ratio of net investment income (loss) (%)	1.35		1.39		1.55		1.34	1.34
Portfolio turnover rate (%)	3		4	c	4		6	5
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (formerly DWS Investments VIT Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index VIP) (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts, income received from Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2014, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income	$10,857,318
Undistributed long-term capital gains	$28,053,282
Unrealized appreciation (depreciation) on investments	$253,538,901

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2014	2013
Distributions from ordinary income*	$12,972,415	$14,388,643
Distributions from long-term capital gains	$19,117,591	$17,332,893

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2014, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2014 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,047,000 to $14,448,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$135,739
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,474,816
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(130,619)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $16,796,604 and $67,125,885, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.33%
Class B	.58%
Class B2	.68%

For the year ended December 31, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$58,006
Class B	2,312
Class B2	11,233
$71,551

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2014, the Administration Fee was $616,092, of which $54,084 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2014, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2014
Class B	$14,135	$1,464
Class B2	47,337	4,063
	$61,472	$5,527

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2014
Class A	$488	$79
Class B	101	17
Class B2	44	7
	$633	$103

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $24,492, of which $5,999 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,601.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2014.

F. Ownership of the Fund

At December 31, 2014, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48% and 20%, respectively. At December 31, 2014, four participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 36%, 20%, 17% and 17%. At December 31, 2014, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $75,739,517 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Equity 500 Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Equity 500 Index VIP (formerly DWS Equity 500 Index VIP) (the "Fund") at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 13, 2015	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014 to December 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2014
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1,059.70	$1.058.10	$1,058.10
Expenses Paid per $1,000*	$1.71	$3.01	$3.53
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1,023.54	$1.022.28	$1,021.78
Expenses Paid per $1,000*	$1.68	$2.96	$3.47

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
Deutsche Equity 500 Index VIP	.33%	.58%	.68%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The fund paid distributions of $0.61 per share from net long-term capital gains during its year ended December 31, 2014.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $30,908,000 as capital gain dividends for its year ended December 31, 2014.

For corporate shareholders, 94% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2014 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Equity 500 Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013 ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper ( based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	105	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	105	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	105	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	105	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		105	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	105	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	105	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	105	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	105	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	105	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	105	—
Robert H. Wadsworth* (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	105	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

* Robert H. Wadsworth retired from the Board effective December 31, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

DeAWM Distributors, Inc. 222 South Riverside Plaza
Chicago, IL 60606
(800) 621-1148

vit-equ500-2 (R-025817-4 2/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DEUTSCHE EQUITY 500 INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$49,382	$0	$0	$0
2013	$47,343	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$63,439	$0
2013	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$0	$63,439	$0	$63,439
2013	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015